Equity Accounted Investments - Exmar LPG Joint Venture - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted joint ventures		$ 1,037,726,000	$ 883,731,000
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Carrying value of guarantee liability	$ 1,700,000	1,300,000	1,500,000
Advances to equity accounted joint ventures		52,300,000	57,800,000
Accrued investment income receivable		1,100,000	400,000
Difference between carrying amount and book value		$ 30,200,000	$ 36,400,000
Exmar LPG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage		0.50%
Exmar LPG Joint Venture | Maturing In 2021
Schedule of Equity Method Investments [Line Items]
Long-term debt facility	$ 460,000,000
Parent guarantee percent	50.00%
Exmar LPG Joint Venture | Maturing In 2021 | LIBOR
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage	1.90%